Cash flows reconciliation	12 Months Ended
Dec. 31, 2022
Cash Flows Reconciliation
Cash flows reconciliation

10.	Cash flows reconciliation

a) Cash flow from operating activities:

		Year ended December 31,
	Notes	2022	2021	2020
Cash flow from operating activities:
Income before income taxes		19,781	29,541	6,990
Adjusted for:
Equity results and other results in associates and joint ventures	15 and 25	(305)	1,271	1,020
Impairment and disposals (impairment reversal) of non-current assets, net	19	(773)	426	1,308
Provisions related to Brumadinho	24	400	201	4,130
Provision for de-characterization of dams	26	72	1,725	617
Depreciation, depletion and amortization		3,171	3,034	3,215
Financial results, net	6	(2,268)	(3,119)	4,813
Changes in assets and liabilities:
Accounts receivable	11	(325)	1,029	(2,544)
Inventories	12	45	(503)	(183)
Suppliers and contractors	13	495	251	(222)
Other assets and liabilities, net		(1,531)	(442)	(250)
Cash flow from operations		18,762	33,414	18,894

b) Cash flow from investing activities

		Year ended December 31,
	Notes	2022	2021	2020
Disbursement related to VNC sale	16(f)	-	(555)	-
Proceeds from sale of CSI	16(c)	437	-	-
Proceeds from sale of Midwestern System, net of cash	16(b)	140	-	-
Proceeds from disposal of Mosaic shares	16(l)	-	1,259	-
Proceeds from sale of Vale Florestar	-	9	10	10
Proceeds from disposal of VLI shares	16(h)	-	-	241
Proceeds from sale of Longyu	16(j)	-	-	156
Proceeds from disposal of investments, net		586	714	407

c) Reconciliation of debt to cash flows arising from financing activities

	Quoted in the secondary market	Debt contracts in Brazil	Debt contracts on the international market	Total
December 31, 2020	9,046	959	3,355	1,336
Additions	-		930	930
Payments (i)	(922)	(373)	(632)	(1,927)
Interest paid (ii)	(501)	(117)	(75)	(693)
Cash flow from financing activities	(1,423)	(490)	223	(1,690)

Effect of exchange rate	(118)	(199)	177	(140)
Interest accretion	469	110	71	650
Non-cash changes	351	(89)	248	510

December 31, 2021	7,974	380	3,826	12,180
Additions	-	-	1,275	1,275
Payments (i)	(1,441)	(220)	(639)	(2,300)
Interest paid (ii)	(650)	(45)	(90)	(785)
Cash flow from financing activities	(2,091)	(265)	546	(1,810)
Effect of exchange rate	126	7	(55)	78
Interest accretion	488	158	87	733
Non-cash changes	614	165	32	811
December 31, 2022	6,497	280	4,404	11,181

(i)	Includes bond premium repurchase.
(ii)	Classified as operating activities in the statement of cash flows.

Funding

•	In November 2022, the Company contracted a loan with the Export-Import Bank of China of US$300 (R$1,582 million) indexed to the Secured Overnight Financing Rate (“SOFR”) and maturing in 2025. The Company also drawdown US$200 (R$1,055 million) from a line of credit with Japan Bank International Cooperation (“JBIC”), which is maturing in 2032.

•	In July 2022, the Company contracted a loan of US$150 (R$805 million) with SMBC Bank indexed to SOFR and maturing in 2027.

•	In May 2022, the Company contracted a loan of US$200 (R$967 million) with MUFG Bank indexed to SOFR and maturing in 2027.

•	In January 2022, the Company contracted two loans indexed to LIBOR, in the amount of US$425 (R$2,361 million) with maturity in 2027 with the Bank of Nova Scotia. Vale is in discussions to replace the reference interest rate from LIBOR to SOFR and does not expect a material change in the costs of this transaction.

•	In October and December 2021, the Company contracted a loan indexed to LIBOR in the amounts of US$350 (R$1,953 million) and US$280 (R$1,563 million), maturing in 2027 and 2032, with a commercial bank and a Japanese development bank, respectively. Vale is in discussions to replace the reference interest rate from LIBOR to SOFR and does not expect a material change in the costs of this transaction.

•	In January 2021, the Company contracted a loan of US$300 (R$1,633 million) with The New Development Bank maturing in 2035 and indexed to LIBOR + 2.49% per year. Vale is in discussions to replace the reference interest rate from LIBOR to SOFR and does not expect a material change in the costs of this transaction.

Payments

•	In January 2023 (subsequent event), the Company paid principal and interest of debentures, in the amount of US$24 (R$124 million).

•	In August 2022, the Company settle its infrastructure debentures of the 2nd series, by a payment of US$170 (R$865 million).

•	In June 2022, the Company repurchased US$1,291 (R$6,520 million) of its bonds and paid a premium of US$113 (R$568 million), which has been recorded and is presented as “bond premium repurchase” under the financial results for the year ended December 31, 2022.

•	In January 2022, the Company prepaid US$200 (R$993 million) of a line of credit maturing in 2023 with the Bank of Nova Scotia.

•	In March 2021, the Company redeemed all of its 3.75% bonds due January 2023, in the total amount of US$884 (R$4,946 million) (EUR750 million) and paid a premium of US$63 (R$354 million), which was recorded and is presented as “bond premium repurchase” under the financial results for the year ended December 31, 2021.

d) Non-cash transactions

	Year ended December 31,
	2022	2021	2020
Non-cash transactions:
Additions to property, plant and equipment - capitalized loans and borrowing costs	47	59	70